Financial liabilities - Heights convertible notes (Details)						12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Aug. 24, 2023 EUR (€) shares € / shares	Aug. 20, 2023 EUR (€) installment closing shares tranche € / shares	Jul. 30, 2021 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Feb. 22, 2023 € / shares	Sep. 07, 2022 € / shares	Apr. 01, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans						€ 0	€ 55,841,000	€ 0
Equity issuance, subscripion price per share (in euro per share) | € / shares												€ 6.50	€ 8.36
Repayments of convertible loan notes			€ 33,000,000			8,750,000	27,188,000	0
Day-one gain on recognition of financial liabilities						€ 590,000	€ 212,000	€ 0
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%			1.00%	1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1	€ 1	€ 1	€ 1		€ 1	€ 1	€ 1	€ 1	€ 1	€ 1			€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%			1.00%	1.00%
Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	1.00%	1.00%			10.00%	1.00%
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 35,000,000	€ 35,000,000,000	€ 35,000,000			€ 35,000,000	€ 35,000,000,000
Heights convertible notes, tranche A | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	2,000	18,000	239,000
Heights convertible notes, tranche A | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	39,000	352,000	1,069,000
Heights convertible notes, tranche A | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(219,000)	(366,000)	(239,000)
Heights convertible notes, tranche A | Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ (631,000)	€ (364,000)	(80,000)
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity				€ 75,000,000
Borrowings, number of tranches | tranche				2
Convertible loan notes, nominal value				€ 100,000
Borrowings, interest rate				6.00%
Borrowings, number of quarterly installments | installment				16
Borrowings maturity, deferral period				3 months
Borrowings, percentage of market price				90.00%
Borrowings, market price, number of days with lowest daily VWAP				2 days
Borrowings, market price, number of trading days				5 days
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 14.4303
Conversion option, maximum period prior to maturity date				5 days
Day-one gain on recognition of financial liabilities				€ 2,359,000
Unrecognition day-one gain of financial liabilities						€ 2,147,000	1,557,000
Heights convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Issuance price, percentage of discount to 15-day WVAP				15.00%
Early redemption amount, percentage of outstandong principal				120.00%
Heights convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 14.4303
Settlement in shares, percentage of fair market value				90.00%
Equity issuance, cash carve-out				€ 13,125,000
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans			€ 35,000,000
Number of convertible notes issued (in shares) | shares			350
Convertible loan notes, nominal value			€ 100,000
Borrowings, fixed conversion price | € / shares			€ 23.7674
Exercise price, percentage of premium			40.00%
Heights convertible notes, tranche B
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued (in shares) | shares				400
Convertible loan notes, nominal value				€ 100,000
Notional amount				€ 40,000,000
Exercise price, percentage of 15-day WVAP				130.00%
Heights convertible notes, tranche B | Minimum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period				3 months
Convertible loan notes, number of separate closings | closing				2
Heights convertible notes, tranche B | Maximum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period				1 year
Oceane
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans					€ 25,000,000
Borrowings, interest rate					6.00%
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 30.55
Repayments of convertible loan notes			€ 25,102,000				€ 25,000,000